Quarterly Report
July 31, 2019
MFS®  Total Return Bond Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.8%
Aerospace – 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$16,147,000	$16,591,043
Asset-Backed & Securitized – 17.1%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.603% (LIBOR - 3mo. + 1.3%), 1/15/2028 (z)	$16,000,000	$15,795,664
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.877% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,963,906
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	17,579,902	17,562,392
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.55% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,264,456
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.95% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	3,070,000	3,030,900
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.675% (LIBOR - 1mo. + 2.35%), 8/15/2027 (n)	4,023,500	4,033,559
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.475% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	18,855,000	18,896,423
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.825% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	19,810,500	19,884,789
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.628% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,559,573
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.528% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,352,493
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 3.925% (LIBOR - 1mo. + 1.6%), 8/15/2032 (n)	6,227,000	6,256,329
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.175% (LIBOR - 1mo. + 0.85%), 1/15/2033 (n)	9,614,957	9,575,919
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.575% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	8,980,149	8,983,092
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.025% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	3,967,693	3,995,893
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.425% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	5,805,000	5,805,010
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 3.575% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	5,220,000	5,220,008
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.425% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	3,770,000	3,772,300
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 3.325% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	12,294,452	12,298,288
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.675% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	3,787,074	3,791,804
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	3,131,051	313
Bayview Commercial Asset Trust, FLR, 2.576% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	186,027	179,036
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	225,892	227,773
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,347,779	1,302,936
BDS Ltd., 2019-FL4, “A”, FLR, 3.5% (LIBOR - 1mo. + 1.10%), 8/15/2036 (z)	15,377,000	15,370,742
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	27,849,043
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	9,385,000	9,390,866
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	17,920,631	18,018,490
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	8,642,060	8,612,926
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	10,912,430	10,990,123
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,710,846
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,524,863
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	10,111,264
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	17,300,084
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,952,768
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,581,806
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,114,680
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	28,284,751
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	86,109	80,555
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (z)	6,326,000	6,370,157
Credit-Based Asset Servicing & Securitization LLC, 3.57%, 1/25/2037 (q)	1,352,470	639,025
Credit-Based Asset Servicing & Securitization LLC, 3.811%, 3/25/2037 (q)	1,468,066	813,092
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,864,711
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.703% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,262,122
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	27,695,000	27,605,684
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	3,276,549	3,278,343
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (z)	9,572,000	9,661,551
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.464% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	5,150,000	5,156,482
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.014% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	7,541,500	7,565,131
Falcon Franchise Loan LLC, 9.15%, 1/05/2023 (i)(z)	5,013	195
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 4.236% (LIBOR - 3mo. + 1.85%), 6/20/2027 (z)	3,231,000	3,210,939
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,278,121
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.203% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,980,095
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	13,841,000	13,837,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.611% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	$16,088,000	$16,087,968
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 3.308% (LIBOR - 3mo. + 0.79%), 11/15/2026 (z)	17,818,184	17,775,866
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.918% (LIBOR - 3mo. + 1.4%), 11/15/2026 (z)	8,043,105	8,034,965
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 4.198% (LIBOR - 3mo. + 1.68%), 11/15/2026 (z)	6,670,000	6,584,757
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	344,029	363,186
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.895% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	28,421,000	28,463,114
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	8,001,000	7,991,836
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.445%, 6/15/2037 (n)	10,747,500	10,754,217
Granite Point Mortgage Trust, Inc., FLR, 3.198% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	6,710,316	6,712,416
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,987,470
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	15,920,000	15,691,341
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.775% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	1,933,000	1,935,387
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.975% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	3,975,500	3,981,701
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.675% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	1,312,500	1,314,961
IMPAC CMB Trust, FLR, 3.006% (LIBOR - 1mo. + 0.74%), 11/25/2034	51,950	52,491
IMPAC CMB Trust, FLR, 3.186% (LIBOR - 1mo. + 0.92%), 11/25/2034	25,975	25,576
IMPAC Secured Assets Corp., FLR, 2.616% (LIBOR - 1mo. + 0.35%), 5/25/2036	159,845	161,117
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.164% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	3,350,520	3,343,732
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,639,153
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	24,729,140
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,136,940
JPMorgan Chase Commercial Mortgage Securities Corp., 5.765%, 7/15/2042 (n)(q)	1,002,745	683,978
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,523,973
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.314% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,471,329
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,735,638
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.875% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,744,204
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.275% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	4,355,000	4,380,785
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.925% (LIBOR - 1mo. + 1.6%), 4/15/2034 (z)	5,946,500	5,961,266
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.775% (LIBOR - 1mo. + 2.45%), 5/09/2036 (z)	3,164,500	3,180,359
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.695% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,622,000	4,630,727
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.203% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	19,665,011	19,554,710
Merrill Lynch Mortgage Investors, Inc., 4.244%, 2/25/2037 (q)	1,975,606	383,947
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,439,692
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	27,657,102
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.906% (LIBOR - 1mo. + 0.64%), 5/28/2024 (z)	17,916,000	17,986,666
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.553% (LIBOR - 3mo. + 1.25%), 1/15/2028 (z)	11,830,000	11,655,555
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	7,285,000	7,362,471
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.653% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	13,240,000	13,136,251
Ownit Mortgage Loan Asset-Backed Certificates, 3.322%, 10/25/2035 (q)	603,963	381,656
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.028% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,640,922
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.028% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,926,292
Preferred Term Securities XIX Ltd., CDO, FLR, 2.76% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	4,804,556	4,384,158
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.86% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,185,215
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,332,694	1,304,834
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (z)	8,857,000	8,937,442
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	8,468,550	8,479,156
Thornburg Mortgage Securities Trust, FLR, 2.946% (LIBOR - 1mo. + 0.68%), 4/25/2043	4,475	4,490
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.767% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	16,262,022	15,996,294
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	25,000,000	26,764,570
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,818,578	6,353,838
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	15,988,785
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,289,731
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	26,624,223
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.65% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,577,165
West CLO Ltd., 2014-1A, “CR”, FLR, 5.3% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,420,235
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026 (z)	14,904,930	14,904,662
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.003% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,610,862
		$1,058,199,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.6%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$17,215,000	$17,236,519
General Motors Co., 4.875%, 10/02/2023	5,739,000	6,110,109
General Motors Financial Co., Inc., 4.35%, 4/09/2025	7,992,000	8,272,243
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	7,018,714
		$38,637,585
Broadcasting – 0.7%
Fox Corp., 4.709%, 1/25/2029 (n)	$22,801,000	$25,531,520
Netflix, Inc., 4.875%, 4/15/2028	20,000,000	20,662,500
		$46,194,020
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$18,272,494
Charles Schwab Corp., 3.2%, 1/25/2028	5,045,000	5,213,096
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,848,000	2,868,623
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	19,693,639
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	9,192,612
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	16,463,139
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	8,614,000	9,298,667
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	16,014,533
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,101,862
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,444,855
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	6,047,761
		$112,611,281
Building – 0.9%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$12,268,000	$13,001,358
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,699,807
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	7,685,115
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,779,611
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,273,574
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,408,681
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	12,000,000	11,861,040
		$57,709,186
Business Services – 0.9%
Equinix, Inc., 5.375%, 5/15/2027	$16,204,000	$17,394,184
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	14,367,786
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	3,630,000	4,115,787
Fiserv, Inc., 3.5%, 7/01/2029	17,501,000	17,903,874
		$53,781,631
Cable TV – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,674,065
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,466,563
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	3,339,000	3,940,881
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	14,782,526
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	17,700,000	18,496,500
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	18,970,000	19,823,650
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	9,631,376
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,425,509
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,293,429
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,000,000	8,380,000
		$108,914,499
Computer Software – 1.2%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$27,410,000	$29,152,942
Microsoft Corp., 2%, 8/08/2023	14,694,000	14,657,710
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	15,605,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Microsoft Corp., 4.1%, 2/06/2037	$10,394,000	$11,884,310
		$71,300,194
Computer Software - Systems – 0.8%
Apple, Inc., 3.35%, 2/09/2027	$20,686,000	$21,770,543
Apple, Inc., 2.9%, 9/12/2027	22,497,000	23,014,693
Apple, Inc., 4.375%, 5/13/2045	6,657,000	7,645,310
		$52,430,546
Conglomerates – 0.9%
United Technologies Corp., 4.125%, 11/16/2028	$8,351,000	$9,228,596
United Technologies Corp., 4.05%, 5/04/2047	13,687,000	14,877,344
Wabtec Corp., 4.95%, 9/15/2028	20,520,000	22,157,978
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	8,019,000	8,424,104
		$54,688,022
Consumer Products – 0.8%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$12,721,351
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	38,378,879
		$51,100,230
Consumer Services – 0.7%
Priceline Group, Inc., 2.75%, 3/15/2023	$3,459,000	$3,500,058
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	23,190,607
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	3,745,482
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	9,267,207
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	2,829,325
		$42,532,679
Containers – 0.5%
ARD Finance S.A., 7.125%, 9/15/2023	$14,150,000	$14,574,500
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	18,880,000	19,408,640
		$33,983,140
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$24,625,000	$24,088,106
Broadcom, Inc., 3.625%, 10/15/2024 (z)	23,595,000	23,651,417
		$47,739,523
Emerging Market Quasi-Sovereign – 1.0%
Petrobras Global Finance B.V., 5.75%, 2/01/2029	$16,104,000	$17,281,685
Saudi Arabian Oil Co., 3.5%, 4/16/2029 (z)	14,803,000	15,143,977
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	29,692,000	29,729,795
		$62,155,457
Energy - Integrated – 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$14,659,901
Eni S.p.A., 4.25%, 5/09/2029 (n)	14,075,000	14,933,361
		$29,593,262
Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$19,320,000	$19,754,700
Financial Institutions – 2.2%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	$15,775,000	$16,933,201
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	13,150,000	13,430,095
Bank of America Corp., 4.443%, 1/20/2048	26,034,000	29,912,217
GE Capital International Funding Co., 4.418%, 11/15/2035	8,482,000	8,577,836
Groupe BPCE S.A., 12.5%, 8/29/2049 (n)	13,740,000	13,963,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
JPMorgan Chase & Co., 3.509%, 1/23/2029	$19,062,000	$19,866,877
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,775,000	31,025,103
		$133,708,604
Food & Beverages – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$17,605,000	$19,991,925
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,346,220
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,957,000	19,314,109
Conagra Brands, Inc., 4.6%, 11/01/2025	15,116,000	16,432,660
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	5,184,000	5,243,003
		$66,327,917
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,521,834
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	6,228,706
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,528,720
Las Vegas Sands Corp., 3.5%, 8/18/2026	10,262,000	10,298,656
		$30,577,916
Health Maintenance Organizations – 0.4%
Cigna Corp., 3.75%, 7/15/2023 (n)	$23,175,000	$24,070,154
Industrial – 0.2%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$14,155,000	$14,579,650
Insurance – 0.9%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$18,636,338
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	8,360,797
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	6,047,985
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	5,170,462
Lincoln National Corp., 3.8%, 3/01/2028	3,822,000	4,019,318
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,964,164
		$53,199,064
Insurance - Health – 0.3%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$18,854,000	$18,915,586
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$13,433,516
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	13,854	19,821
Ambac LSNI, LLC, FLR, 7.319% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	59,305	60,269
Aon Corp., 3.75%, 5/02/2029	22,369,000	23,486,589
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	14,419,000	15,368,316
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	12,641,371
Marsh & McLennan Cos., Inc., 4.375%, 3/15/2029	5,253,000	5,845,292
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	24,167,861
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,977,204
		$98,000,239
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$8,009,259
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$3,252,174
CNH Industrial Capital LLC, 3.85%, 11/15/2027	8,452,000	8,584,770
		$11,836,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 5.8%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$14,869,417
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	14,143,058
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,669,423
Bank of America Corp., 4.45%, 3/03/2026	4,006,000	4,315,019
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,952,000	12,314,453
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	9,708,000	10,366,265
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	16,050,000	17,515,365
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	14,429,000	15,297,626
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2149	4,793,000	5,333,411
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,804,042
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	9,023,198
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	3,041,988
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	11,024,000	11,477,895
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	8,359,000	8,650,107
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,314,203
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,463,547
JPMorgan Chase & Co., 3.125%, 1/23/2025	15,071,000	15,448,671
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	23,157,458
Lloyds Bank PLC, 3.75%, 1/11/2027	8,348,000	8,469,636
Morgan Stanley, 5.5%, 7/28/2021	15,554,000	16,448,469
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	14,261,344
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	14,104,269
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,925,400
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	20,511,265
PNC Bank N.A., 3.1%, 10/25/2027	15,267,000	15,722,300
Royal Bank of Scotland Group PLC, 7.5%, 12/29/2165	2,841,000	2,887,166
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,548,812
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	10,907,163
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	13,163,071
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,626,358
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,653,068
Wells Fargo & Co., 4.15%, 1/24/2029	30,190,000	32,952,143
		$360,385,610
Medical & Health Technology & Services – 1.7%
Becton, Dickinson and Co., 4.669%, 6/06/2047	$8,053,000	$9,074,167
Catholic Health Initiatives, 2.95%, 11/01/2022	9,078,000	9,140,480
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	9,377,967
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	11,807,257
HCA, Inc., 5.25%, 6/15/2026	13,993,000	15,527,199
HCA, Inc., 5.625%, 9/01/2028	20,645,000	22,765,242
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,774,275
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	7,793,302
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,200,556
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	9,817,298
		$102,277,743
Medical Equipment – 0.8%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$15,155,464
Abbott Laboratories, 4.9%, 11/30/2046	14,191,000	17,650,626
Boston Scientific Corp., 4%, 3/01/2029	18,117,000	19,675,642
		$52,481,732
Metals & Mining – 1.0%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$14,324,000	$13,822,660
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10,661,000	11,220,702
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,614,899
Novelis Corp., 5.875%, 9/30/2026 (n)	14,155,000	14,668,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Vale S.A., 6.25%, 8/10/2026	$12,747,000	$14,353,122
		$59,679,502
Midstream – 1.8%
Enbridge, Inc., 4.25%, 12/01/2026	$16,730,000	$18,207,904
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	11,111,189
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	8,454,451
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	9,228,508
MPLX LP, 4.7%, 4/15/2048	10,919,000	11,036,322
ONEOK, Inc., 5.2%, 7/15/2048	14,326,000	15,713,470
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,742,439
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,698,385
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	17,690,000	18,679,755
		$112,872,423
Mortgage-Backed – 22.6%
Fannie Mae, 5.5%, 10/01/2019 - 12/01/2038	$10,262,832	$11,441,434
Fannie Mae, 5%, 1/01/2020 - 3/01/2042	12,476,044	13,609,702
Fannie Mae, 5.19%, 9/01/2020	1,908,730	1,935,078
Fannie Mae, 4.58%, 1/01/2021	1,885,572	1,905,685
Fannie Mae, 2.41%, 5/01/2023	2,427,034	2,438,103
Fannie Mae, 2.55%, 5/01/2023	1,251,738	1,263,493
Fannie Mae, 3.93%, 10/01/2023	1,191,831	1,269,431
Fannie Mae, 5.25%, 8/01/2024	860,323	950,516
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	60,841,322	65,589,019
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	104,510,128	108,233,538
Fannie Mae, 2.586%, 12/25/2026	11,638,000	11,747,400
Fannie Mae, 3.95%, 1/01/2027	640,537	701,981
Fannie Mae, 4.01%, 1/01/2029	4,136,165	4,565,583
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	105,096	120,147
Fannie Mae, 3%, 12/01/2031 - 11/01/2048	83,186,479	84,447,486
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	3,880,101	4,393,402
Fannie Mae, 3.25%, 5/25/2040	1,155,360	1,189,955
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	115,360,550	122,132,504
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,773,833	2,723,648
Fannie Mae, TBA, 2.5%, 8/01/2034	11,900,000	11,967,894
Fannie Mae, TBA, 3%, 8/01/2034 - 8/01/2049	91,975,000	93,751,447
Fannie Mae, TBA, 3.5%, 8/01/2034	12,775,000	13,190,777
Freddie Mac, 2.456%, 8/25/2019	189,588	189,264
Freddie Mac, 1.869%, 11/25/2019	3,850,538	3,840,829
Freddie Mac, 4.251%, 1/25/2020	3,589,230	3,599,104
Freddie Mac, 2.313%, 3/25/2020	7,955,666	7,938,935
Freddie Mac, 5%, 5/01/2020 - 7/01/2041	6,533,455	7,158,221
Freddie Mac, 3.034%, 10/25/2020	8,188,208	8,226,740
Freddie Mac, 5.5%, 10/01/2021 - 1/01/2038	2,499,597	2,793,190
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,236,332
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,673,370
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,252,192
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,098,246
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,466,137
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,950,877
Freddie Mac, 3.458%, 8/25/2023	16,280,782	17,007,270
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,077,677
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,943,166
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,521,298
Freddie Mac, 4%, 7/01/2025 - 4/01/2049	50,594,075	52,705,400
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	14,971,199	16,151,170
Freddie Mac, 2.745%, 1/25/2026	18,637,000	19,137,825
Freddie Mac, 2.673%, 3/25/2026	15,673,350	16,025,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.3%, 10/25/2026	$4,957,000	$5,267,808
Freddie Mac, 3.224%, 3/25/2027	9,573,000	10,125,531
Freddie Mac, 3.117%, 6/25/2027	17,177,017	18,025,725
Freddie Mac, 3%, 6/15/2028 - 11/01/2048	84,883,001	86,210,788
Freddie Mac, 3.5%, 5/25/2029 - 8/25/2058	138,351,819	142,793,486
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,241,779	1,392,173
Ginnie Mae, 2.5%, 7/20/2032	1,375,000	1,346,558
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,747,808	1,936,094
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,662,791	1,895,319
Ginnie Mae, 4.5%, 4/15/2039 - 5/20/2049	26,038,160	27,777,760
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	59,311,386	61,810,342
Ginnie Mae, 3.5%, 11/15/2040 - 8/20/2049	101,557,922	105,129,461
Ginnie Mae, 3%, 4/20/2046 - 4/20/2048	82,711,102	84,631,403
Ginnie Mae, TBA, 3.5%, 8/01/2049	12,975,000	13,416,454
Ginnie Mae, TBA, 4%, 8/01/2049 - 9/01/2049	30,700,000	31,883,621
Ginnie Mae, TBA, 4.5%, 8/01/2049	25,800,000	26,868,281
Seasoned Credit Risk Transfer Trust, 2019-2, 3.5%, 8/25/2058	219,655	227,783
		$1,397,299,205
Municipals – 1.6%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$2,460,000	$2,529,151
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	24,325,000	24,361,487
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	29,043,000	26,352,166
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,563,646
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	7,788,578
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,593,210
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,994,775
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	15,681,498
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	3,168,025
		$97,032,536
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$19,390,103
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	14,712,000	14,684,622
		$34,074,725
Network & Telecom – 0.5%
AT&T, Inc., 3.8%, 2/15/2027	$5,558,000	$5,796,745
AT&T, Inc., 5.25%, 3/01/2037	13,919,000	15,796,352
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	7,808,610
		$29,401,707
Oils – 0.4%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$18,425,000	$19,347,361
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,629,165
		$24,976,526
Other Banks & Diversified Financials – 1.0%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,672,120
Capital One Financial Corp., 3.75%, 3/09/2027	8,541,000	8,873,280
Capital One Financial Corp., 3.8%, 1/31/2028	5,755,000	5,963,320
Compass Bank, 2.875%, 6/29/2022	22,375,000	22,525,984
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,899,409
Macquarie Bank Ltd. of London, 6.125%, 12/31/2165 (n)	15,364,000	15,277,654
		$64,211,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.7%
Actavis Funding SCS, 3.8%, 3/15/2025	$22,785,000	$23,587,081
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8,568,000	9,012,004
Elanco Animal Health, Inc., 4.9%, 8/28/2028	7,401,000	8,198,590
		$40,797,675
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$7,653,814
Real Estate - Apartment – 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$3,053,487
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$9,170,000	$9,490,950
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,848,360
Retailers – 0.8%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$14,814,265
Dollar Tree, Inc., 4.2%, 5/15/2028	11,854,000	12,351,940
Walmart, Inc., 3.05%, 7/08/2026	20,000,000	20,864,278
		$48,030,483
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$24,159,904
American Tower Corp., REIT, 3.8%, 8/15/2029	15,003,000	15,524,753
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,314,099
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	5,027,577
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	4,127,068
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,975,987
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	5,070,419
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	7,030,882
		$70,230,689
Tobacco – 0.7%
Altria Group, Inc., 4.8%, 2/14/2029	$8,154,000	$8,798,727
B.A.T Capital Corp., 3.222%, 8/15/2024	20,260,000	20,424,728
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	15,999,675
		$45,223,130
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,966,607
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	15,270,942
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,403,113
		$18,640,662
U.S. Government Agencies and Equivalents – 0.7%
Small Business Administration, 6.35%, 4/01/2021	$495	$504
Small Business Administration, 6.34%, 5/01/2021	1,069	1,087
Small Business Administration, 6.44%, 6/01/2021	1,046	1,070
Small Business Administration, 5.34%, 11/01/2021	9,865	10,049
Small Business Administration, 6.07%, 3/01/2022	6,055	6,197
Small Business Administration, 4.35%, 7/01/2023	60,625	62,472
Small Business Administration, 4.98%, 11/01/2023	99,774	103,971
Small Business Administration, 4.89%, 12/01/2023	97,115	100,997
Small Business Administration, 4.93%, 1/01/2024	94,987	98,583
Small Business Administration, 4.34%, 3/01/2024	164,669	169,751
Small Business Administration, 5.18%, 5/01/2024	117,276	122,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.52%, 6/01/2024	$123,315	$129,455
Small Business Administration, 5.19%, 7/01/2024	130,337	135,419
Small Business Administration, 4.86%, 10/01/2024	84,983	88,335
Small Business Administration, 4.57%, 6/01/2025	260,075	270,595
Small Business Administration, 4.76%, 9/01/2025	819,298	854,433
Small Business Administration, 5.39%, 12/01/2025	60,338	63,846
Small Business Administration, 5.35%, 2/01/2026	371,662	392,309
Small Business Administration, 3.25%, 11/01/2030	1,609,987	1,674,776
Small Business Administration, 2.85%, 9/01/2031	2,668,604	2,740,859
Small Business Administration, 2.37%, 8/01/2032	1,715,632	1,713,517
Small Business Administration, 2.13%, 1/01/2033	2,772,336	2,733,140
Small Business Administration, 2.21%, 2/01/2033	790,029	782,695
Small Business Administration, 2.22%, 3/01/2033	2,950,479	2,927,660
Small Business Administration, 2.08%, 4/01/2033	4,887,765	4,814,178
Small Business Administration, 2.45%, 6/01/2033	5,493,344	5,470,558
Small Business Administration, 3.15%, 7/01/2033	7,570,253	7,766,944
Small Business Administration, 3.16%, 8/01/2033	6,845,166	7,022,879
Small Business Administration, 3.62%, 9/01/2033	4,122,324	4,328,603
		$44,587,507
U.S. Treasury Obligations – 10.3%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$12,091,889
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,291,740
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	4,139,887
U.S. Treasury Bonds, 3.5%, 2/15/2039	20,690,000	24,540,280
U.S. Treasury Bonds, 4.5%, 8/15/2039	55,159,100	74,415,228
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	93,157,822
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	29,199,294
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	29,571,427
U.S. Treasury Bonds, 3%, 2/15/2048	73,555,200	80,528,578
U.S. Treasury Notes, 1.625%, 11/30/2020	120,537,000	119,943,731
U.S. Treasury Notes, 1.75%, 11/30/2021	56,979,000	56,805,392
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	40,977,323
U.S. Treasury Notes, 2.75%, 5/31/2023	66,210,500	68,390,791
		$637,053,382
Utilities - Electric Power – 1.9%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$9,223,069
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	8,458,465
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	3,074,008
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	28,381,430
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,206,000	30,278,032
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,305,634
Firstenergy Corp., 4.85%, 7/15/2047	17,208,000	19,794,946
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,437,336
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,905,181
		$116,858,101
Total Bonds		$5,802,304,033
Investment Companies (h) – 8.9%
Money Market Funds – 8.9%
MFS Institutional Money Market Portfolio, 2.31% (v)	554,097,561	$554,097,561

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – December 2019 @ $65	Put	Goldman Sachs International	$297,613,763	$291,000,000	$650,249
U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Futures – August 2019 @ $122	Put	Merrill Lynch International	$356,781,250	$2,800	$43,750
Total Purchased Options					$693,999
Other Assets, Less Liabilities – (2.7)%	(168,724,011)
Net Assets – 100.0%	$6,188,371,582
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $554,097,561 and $5,802,998,032, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,082,619,266, representing 17.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.603% (LIBOR - 3mo. + 1.3%), 1/15/2028	12/12/17	$16,000,000	$15,795,664
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.55% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	8,340,000	8,264,456
ALM V Ltd., 2012-5A, “BR3”, FLR, 3.95% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	3,070,000	3,030,900
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	9,575	19,821
Ambac LSNI, LLC, FLR, 7.319% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18-4/04/19	17,535	60,269
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 4.825% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/14/19	19,810,500	19,884,789
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.025% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	3,982,223	3,995,893
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.425% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	3,770,000	3,772,300
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	505	313
Bayview Commercial Asset Trust, FLR, 2.576% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	186,027	179,036
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.841% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,347,779	1,302,936
BDS Ltd., 2019-FL4, “A”, FLR, 3.5% (LIBOR - 1mo. + 1.10%), 8/15/2036	7/17/19	15,377,000	15,370,742
Broadcom, Inc., 3.625%, 10/15/2024	3/29/19	23,420,236	23,651,417
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/19	9,385,000	9,390,866
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023	4/10/19	6,325,997	6,370,157
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.103% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	27,695,000	27,605,684
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025	5/07/19	9,570,357	9,661,551
Falcon Franchise Loan LLC, 9.15%, 1/05/2023	1/18/02-3/23/11	0	195
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 4.236% (LIBOR - 3mo. + 1.85%), 6/20/2027	5/07/19	3,207,334	3,210,939
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 3.308% (LIBOR - 3mo. + 0.79%), 11/15/2026	4/02/19	17,783,892	17,775,866
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.918% (LIBOR - 3mo. + 1.4%), 11/15/2026	4/25/19	8,030,612	8,034,965
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 4.198% (LIBOR - 3mo. + 1.68%), 11/15/2026	7/11/19	6,629,573	6,584,757
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	15,920,000	15,691,341
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.975% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	3,975,500	3,981,701
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.675% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	1,312,500	1,314,961
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.275% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/23/19	4,355,000	4,380,785
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.925% (LIBOR - 1mo. + 1.6%), 4/15/2034	5/23/19	5,946,500	5,961,266
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.775% (LIBOR - 1mo. + 2.45%), 5/09/2036	5/07/19	3,164,500	3,180,359
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 2.906% (LIBOR - 1mo. + 0.64%), 5/28/2024	6/10/19	17,916,000	17,986,666

Portfolio of Investments (unaudited) – continued
Restricted Securities − continued	Acquisition Date	Cost	Value
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.553% (LIBOR - 3mo. + 1.25%), 1/15/2028	3/21/19	$11,681,365	$11,655,555
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.653% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	13,240,000	13,136,251
Preferred Term Securities XIX Ltd., CDO, FLR, 2.76% (LIBOR - 3mo. + 0.35%), 12/22/2035	9/08/05-3/28/11	4,766,496	4,384,158
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023	4/10/19	8,856,559	8,937,442
Saudi Arabian Oil Co., 3.5%, 4/16/2029	4/09/19	14,733,109	15,143,977
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.825% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	8,468,550	8,479,156
TICP CLO Ltd., 2018-IA, “A2”, FLR, 3.767% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	16,262,022	15,996,294
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 4.353% (LIBOR - 3mo. + 2.05%), 1/15/2026	3/06/19	14,904,930	14,904,662
Total Restricted Securities			$329,098,090
% of Net assets			5.3%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
Derivative Contracts at 7/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,964	$635,500,125	September – 2019	$212,243
U.S. Treasury Note Ultra	Long	USD	700	124,293,750	September – 2019	2,109,524
						$2,321,767
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	1,300	$152,821,094	September – 2019	$(827,271)
U.S. Treasury Note Ultra 10 yr	Short	USD	2,077	286,301,469	September – 2019	(4,615,925)
						$(5,443,196)
At July 31, 2019, the fund had liquid securities with an aggregate value of $3,234,293 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$43,750	$681,640,889	$—	$681,684,639
Non-U.S. Sovereign Debt	—	70,164,717	—	70,164,717
Municipal Bonds	—	97,032,536	—	97,032,536
U.S. Corporate Bonds	—	2,055,600,724	—	2,055,600,724
Residential Mortgage-Backed Securities	—	1,404,919,565	—	1,404,919,565
Commercial Mortgage-Backed Securities	—	582,820,818	—	582,820,818
Asset-Backed Securities (including CDOs)	—	467,758,809	—	467,758,809
Foreign Bonds	—	443,016,224	—	443,016,224
Mutual Funds	554,097,561	—	—	554,097,561
Total	$554,141,311	$5,802,954,282	$—	$6,357,095,593
Other Financial Instruments
Futures Contracts - Assets	$2,321,767	$—	$—	$2,321,767
Futures Contracts - Liabilities	(5,443,196)	—	—	(5,443,196)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$188,958,313	$632,821,348	$267,679,563	$(13,315)	$10,778	$554,097,561
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,082,927	$—